Total
Advisors Capital US Dividend Fund
Summary Section – Advisors Capital US Dividend Fund Investment Objective
The Advisors Capital US Dividend Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital US Dividend Fund
Management Fees	1.69%
Distribution 12b-1 Fees	0.30%
Total Annual Fund Operating Expenses	1.99%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Advisors Capital US Dividend Fund | USD ($)	202	624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in dividend-paying common stock of U.S. companies. The Fund defines U.S. companies as those domiciled in the U.S., deriving a majority of revenue or profits from the U.S., maintaining a majority of assets in the U.S., or listed on a U.S. stock exchange. The Fund invests in companies of any capitalization. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor seeks long-term capital appreciation by investing primarily in S&P 500 common stocks that regularly pay dividends. The Sub-Advisor selects investments based on higher relative dividend yields, dividend growth potential, and anticipated stock price appreciation. The Sub-Advisor identifies potential for dividend growth by reviewing a company’s dividend history, dividend policy, capital allocation policy, and company free cash flow projections. The Sub-Advisor identifies potential for stock price appreciation by examining fundamental factors including projected industry revenue growth, anticipated company earnings growth, and valuation criteria. The Sub-Advisor's philosophy is to invest long-term in what it believes are attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies are selected based on fundamental macro and micro-level analysis. Selected companies will typically have stronger balance sheets, better profitability, and lower earnings volatility relative to peers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in the fundamental analysis.

The Fund is typically structured with 30 to 50 stocks spread across seven to ten sectors. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual risk factors. The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise for future appreciation. The Fund is expected to have low annual turnover. Each investment has an intended two- to four-year time frame, although investments may be held longer if the company's fundamentals remain favorable, or sold earlier if the fundamentals weaken. The Sub-Advisor expects the Fund to have a better-than-market dividend yield with lower downside risk when compared to the S&P 500 Index. The Sub-Advisor focuses primarily on companies which regularly generate free cash flow even in weaker economic environments. Further, these investments feature companies with less debt in their capital structure and which have higher average profitability versus benchmark index averages. The Sub-Advisor believes these criteria will provide for less downside risk as measured by downside capture over the full market cycle. Downside capture ratio is the performance of the Fund relative to an index in a negative return environment.

The Sub-Advisor sells a stock when it reaches the Sub-Advisor's estimate of intrinsic value, when there is a more attractively priced stock as an alternative, when the fundamentals of the business have changed, or when the Sub-Advisor determines that management of the company is not enhancing shareholder value. The Sub-Advisor reviews a company’s return on invested capital (ROIC) compared to the company’s weighted average cost of capital (WACC). The Sub-Advisor believes that companies with ROIC below their WACC are not enhancing shareholder value.

The Principal Risks of Investing in the Fund

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Small- and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-247-3841.